Restatement of Prior Year Account (Details Narrative) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Trade receivables	$ 108,492	$ 21,708		$ 2,187
Other receivables, prepayments and deposits	85,055	84,994		6,161
Accounts payable decreased	15,846	755		7,056
Other payables and accrued liabilities increased	207,322	81,872		90,776
Deferred income decreased	70,268	188,342		65,821
Cash and cash equivalents	$ 107,681	303,796	$ 623,234	360,760
Previously Reported [Member]
Trade receivables		22,330		24,174
Other receivables, prepayments and deposits		137,091		4,873
Accounts payable decreased		1,615		7,774
Other payables and accrued liabilities increased		64,207		80,971
Deferred income decreased		249,159		83,130
Cash and cash equivalents		$ 302,855		$ 360,806